Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Summary of Changes in Carrying Amount of Associate
The following table summarizes the changes in the carrying amount of the Company’s investments in associates:

In $000s	Versamet Royalties Corp.	Horizon Copper Corp.	Total Investments in Associates

At December 31, 2022	$18,278	$8,987	$27,265
Capital investment	—	2,279	2,279
Additions	30,183	—	30,183
Company's share of net loss of associate	(1,202)	(939)	(2,141)
Currency translation adjustments and other	38	(65)	(27)
At December 31, 2023	$47,297	$10,262	$57,559
Additions	14,187	164	14,351
Company's share of net income loss of associate	(573)	(2,448)	(3,021)
Dilution gains	3,228	—	3,228
Currency translation adjustments and other	180	(5)	175
At December 31, 2024	$64,319	$7,973	$72,292

Summarized Financial Information of Associate
Summarized financial information for the Company’s interest in Versamet on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2024	Year Ended December 31, 2023

Revenue	$10,695	$1,845
Depletion and cost of sales	(9,557)	(945)
Administration expenses	(5,665)	(5,762)
Other income (expenses)	1,743	(293)
Total net loss	$(2,784)	$(5,155)
Other comprehensive income	563	248
Total comprehensive loss	$(2,221)	$(4,907)
Company's share of comprehensive net loss of associate	$(393)	$(1,164)

In $000s	At December 31, 2024	At December 31, 2023

Current Assets	$9,557	$11,349
Non-current Assets	222,079	147,256
Total Assets	$231,636	$158,605
Current Liabilities	17,718	414
Non-current Liabilities	5,356	44,790
Total Liabilities	$23,074	$45,204
Net Assets	$208,562	$113,401
Company’s share of net assets of associate	54,701	38,556
Adjustments to Sandstorm’s share of net assets	9,618	8,741
Carrying amount of investment in associate	$64,319	$47,297
Summarized financial information for the Company’s interest in Horizon Copper on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2024	Year Ended December 31, 2023

Revenue	$12,781	$4,054
Depletion	(7,699)	(4,536)
Administration expenses	(1,660)	(1,456)
Other expenses	(10,651)	(824)
Total net loss	$(7,229)	$(2,762)
Other comprehensive loss	(8)	(192)
Total comprehensive loss	$(7,237)	$(2,954)
Company's share of comprehensive net loss of associate	$(2,453)	$(1,004)

In $000s	At December 31, 2024	At December 31, 2023

Current Assets	$12,615	$20,750
Non-current Assets	500,796	499,495
Total Assets	$513,411	$520,245
Current Liabilities	$7,010	$10,401
Non-current Liabilities	557,678	504,465
Total Liabilities	$564,688	$514,866
Net Assets (Liabilities)	$(51,277)	$5,379
Company’s share of net assets (liabilities) of associate	(17,363)	1,829
Adjustments to Sandstorm’s share of net assets	25,336	8,433
Carrying amount of investment in associate	$7,973	$10,262